Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 79,000	$ 206,000	$ 11,000
Other accounts receivables	11,000	13,000
Loan to a Related party	137,000	137,000	2,000
Total current assets	227,000	356,000	13,000
Non-current assets
Property and equipment, net	2,000	2,000
Intangible assets. net	142,000	148,000
Total non-current asset	144,000	150,000
Total assets	371,000	506,000	13,000
Current liabilities
Trade payables	10,000	30,000	4,000
Other accounts payable	181,000	65,000	2,000
Short-term loans from related party	89,000	89,000	44,000
Convertible loans related party	23,000	32,000
Short-term loans	121,000	112,000
Convertible loans – current portion	886,000	1,933,000
Warrants liability	81,000	260,000
Total current liabilities	1,391,000	2,521,000	50,000
Non-current liabilities
Convertible loan – net of current portion	406,000	415,000
Total non-current liabilities	406,000	415,000
Total liabilities	1,797,000	2,936,000	50,000
DEFICIENCY
Convertible preferred stock, $0.0001 par value
Common stock, $0.0001 par value	21,000	21,000	8,000
Additional Paid in Capital	1,020,000	768,000	(7,000)
Accumulated deficit	(2,453,000)	(3,205,000)	(26,000)
Total AppYea Inc. stockholders’ deficiency	(1,412,000)	(2,416,000)	(25,000)
Non-controlling interests	(14,000)	(14,000)	(12,000)
Total Deficiency	(1,426,000)	(2,430,000)	(37,000)
Total liabilities and deficiency	$ 371,000	$ 506,000	$ 13,000